Income Taxes (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Current
Federal	$ 1,807	$ 1,884	$ 1,761
State	338	344	397
Total current income tax provision	2,145	2,228	2,158
Deferred
Federal	101	(44)	38
State	12	(5)	4
Total deferred income tax provision	113	(49)	42
Total	2,258	2,179	2,200
Reconciliation of the statutory income tax rate to the Company's effective income tax rate
Statutory income tax rate (as a percent)	35.00%	35.00%	35.00%
State income taxes, net of federal tax benefit (as a percent)	3.90%	4.10%	4.50%
Other (as a percent)	0.40%	0.60%	0.60%
Subtotal	39.30%	39.70%	40.10%
Recognition of previously unrecognized tax benefits (as a percent)		(0.80%)	(2.80%)
Effective income tax rate (as a percent)	39.30%	38.90%	37.30%
Deferred tax assets:
Lease and rents	325	325
Inventories	77	69
Employee benefits	253	261
Allowance for doubtful accounts	112	96
Retirement benefits	114	99
Net operating losses	6	6
Other	315	307
Total deferred tax assets	1,202	1,163
Deferred tax liabilities:
Depreciation and amortization	(4,552)	(4,307)
Net deferred tax liabilities	(3,350)	(3,144)
Net deferred tax assets (liabilities) presented on the consolidated balance sheets
Deferred tax assets-current	503	511
Deferred tax liabilities-noncurrent	(3,853)	(3,655)
Net deferred tax liabilities	(3,350)	(3,144)
Reconciliation of the beginning and ending amount of unrecognized tax benefits
Beginning balance	35	61	257
Additions based on tax positions related to the current year	3	1	1
Additions based on tax positions related to prior years	13	2	12
Reductions for tax positions of prior years		(10)	(6)
Expiration of statutes of limitation	(7)	(16)	(155)
Settlements	(6)	(3)	(48)
Ending balance	38	35	61
Utilization or reduction of the company's reserve for uncertain tax positions over the next twelve months	10
Interest recognized related to unrecognized tax benefits	2	3	5
Accrued interest and penalties related to unrecognized tax benefits	8	11
Unrecognized tax benefits that would impact effective tax rate	$ 25